Deconsolidation (Tables)	12 Months Ended
Dec. 31, 2025
Deconsolidation
Schedule of discontinued operations of consolidated balance sheets , cashflows, operations

As of December 31, 2024
US$
Cash and cash equivalents	3,687
Accounts receivable, net	472
Short‑term financing receivables, net	8,554
Prepayments and other current assets, net	223
Current assets of discontinued operations	12,936

Non-current restricted cash	685
Long‑term financing receivables, net	223
Operating lease right-of-use assets	245
Other non-current assets	75
Non-current assets of discontinued operations	1,228

Accounts payable	561
Tax payable	2,593
Amounts due to related parties	41,496
Accrued expenses and other liabilities	22,176
Operating lease liabilities, current	227
Current liabilities of discontinued operations	67,053

Operating lease liabilities, non-current	164
Other non-current liabilities	563
Non-current liabilities of discontinued operations	727

			From the period from
	For the years ended December 31,		January 1, 2025 through
	2023	2024	the disposal date
	US$	US$	US$
Net cash provided by/(used in) operating activities	2,077	(1,807)	1,054
Net cash provided by/(used in) investing activities	4,981	(11)	(5,419)
Net cash provided by financing activities	—	—	—

			From the period from
	For the years ended December 31,		January 1, 2025 through
	2023	2024	the disposal date
	US$	US$	US$
Major classes of line items of discontinued operations
Revenues:
Technical service fees	3,379	1,011	530
Installment service fees	1,906	1,856	1,445
Wealth management service fees	2,160	2,017	1,606
Total revenues	7,445	4,884	3,581
Cost of revenues:
Funding cost	(1,374)	—	(2)
Reversal/(provision) of credit losses	78	(304)	(544)
Origination and servicing cost	(4,587)	(1,643)	(869)
Reversal of guarantee	443	163	—
Cost of revenues	(5,440)	(1,784)	(1,415)
Gross profit	2,005	3,100	2,166
Operating expenses:
Sales and marketing expenses	(3,002)	(2,627)	(2,007)
General and administrative expenses	(2,937)	(1,624)	(671)
Research and development expenses	(352)	(315)	(539)
Impairment on long-lived assets	(1,948)	(199)	—
Total operating expenses	(8,239)	(4,765)	(3,217)
Operating loss from discontinued operations	(6,234)	(1,665)	(1,051)
Interest income, net	—	30	42
Other expenses, net	(1,428)	(6)	(68)
Loss before income tax expense	(7,662)	(1,641)	(1,077)
Income tax benefit/(expense)	1,963	(95)	278
Net loss from discontinued operations, net of income tax	(5,699)	(1,736)	(799)